United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas July 28, 2009
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      964    16044 SH       Sole                    16044
AT&T Inc.                      COM              00206r102      322    12961 SH       Sole                    12961
American Express Co            COM              025816109      745    32050 SH       Sole                    32050
American Intl Group Inc        COM              026874107       25    21400 SH       Sole                    21400
Amgen Inc                      COM              031162100      955    18035 SH       Sole                    18035
Anadarko Pete Corp             COM              032511107      254     5600 SH       Sole                     5600
BJ Services                    COM              055482103      879    64525 SH       Sole                    64525
BP Amoco PLC ADR               COM              055622104      316     6634 SH       Sole                     6634
Bristol Myers Squibb           COM              110122108      232    11425 SH       Sole                    11425
CSX Corp                       COM              126408103      209     6030 SH       Sole                     6030
CVS/Caremark Corp              COM              126650100     1097    34423 SH       Sole                    34423
Cisco Systems Inc              COM              17275r102     1441    77291 SH       Sole                    77291
Citigroup Inc.                 COM              172967101      156    52599 SH       Sole                    52599
Coca Cola Co                   COM              191216100      749    15600 SH       Sole                    15600
Corning Inc                    COM              219350105     1443    89866 SH       Sole                    89866
EMC Corp.                      COM              268648102     1091    83268 SH       Sole                    83268
Expeditors Intl Wash           COM              302130109     1269    38050 SH       Sole                    38050
Exxon Mobil Corp               COM              302290101     1436    20547 SH       Sole                    20547
Fluor Corp                     COM              343412102     1113    21700 SH       Sole                    21700
General Electric Co.           COM              369604103     1054    89927 SH       Sole                    89927
International Business Machine COM              459200101     2216    21225 SH       Sole                    21225
L3 Communications              COM              502424104     1029    14825 SH       Sole                    14825
Lowes Cos Inc                  COM              548661107     1132    58324 SH       Sole                    58324
Medtronic Inc                  COM              585055106      863    24725 SH       Sole                    24725
Microsoft Corp                 COM              594918104     1278    53747 SH       Sole                    53747
Monsanto Co                    COM              61166w101     1233    16592 SH       Sole                    16592
Norwood Abbey Limited          COM              019619664        0    96000 SH       Sole                    96000
Oracle Corp                    COM              68389X105     1519    70924 SH       Sole                    70924
Pepsico Inc                    COM              713448108     1082    19683 SH       Sole                    19683
Pfizer Inc                     COM              717081103      505    33636 SH       Sole                    33636
Pitney Bowes Inc               COM              724479100      365    16666 SH       Sole                    16666
Schlumberger Ltd               COM              806857108     1088    20115 SH       Sole                    20115
Scotts Companies               COM              810186106     1092    31150 SH       Sole                    31150
Southwestern Energy            COM              845467109     1888    48600 SH       Sole                    48600
Stryker Corp                   COM              863667101      837    21050 SH       Sole                    21050
Tellabs Inc                    COM              879664100      119    20850 SH       Sole                    20850
Transocean Sedco Forex         COM              8817h1009      818    11008 SH       Sole                    11008
United Parcel Service          COM              911312106      817    16350 SH       Sole                    16350
United Technologies            COM              913017109     1703    32774 SH       Sole                    32774
Wal Mart Stores Inc            COM              931142103     3107    64147 SH       Sole                    64147
Windstream Corp                COM              9738w1041      150    17885 SH       Sole                    17885
Wyeth                          COM              983024100      763    16800 SH       Sole                    16800
Zimmer Holdings, Inc.          COM              98956p102      842    19760 SH       Sole                    19760
iShares Russell 1000 Index Fun IDX              464287598      208 4115.000 SH       Sole                 4115.000
iShares Russell 2000 Growth In IDX              464287648      653 11525.000 SH      Sole                11525.000
iShares Russell 2000 Index Fun IDX              464287655      401 7860.000 SH       Sole                 7860.000
iShares Russell Midcap         IDX              464287499      346 5275.000 SH       Sole                 5275.000
iShares S & P 500              IDX              464287200      377 4085.000 SH       Sole                 4085.000
iShares S&P 500 Growth         IDX              464287309     1235 25850.000 SH      Sole                25850.000
ishares Dow Jones Select Divid IDX              464287168      530 14975.000 SH      Sole                14975.000
ishares Russell 1000 Growth In IDX              464287614     4752 115825.000 SH     Sole               115825.000
ishares Russell Mid Cap Growth IDX              464287481      900 24685.000 SH      Sole                24685.000
ishares S&P 1500               IDX              464287150      226 5475.000 SH       Sole                 5475.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 53

Form 13F Information Tablle Value Total: $49,824


List of Other Included Managers:
No.		13F File Number		Name

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